SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2019
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
6.	SUPPLEMENTAL CASH FLOW INFORMATION

For purposes of the consolidated statement of cash flows, the Company considers all highly liquid temporary investments with an original maturity of three months or less at the time of purchase to be cash equivalents. The cash flow statement has been prepared using the indirect method, which requires a series of adjustments to reconcile net income for the period to net cash flows from operating activities.

Non-cash investing and financing activities for the years ended December 31, 2019, 2018 and 2017 are presented below:

	2019	2018	2017
Unpaid acquisition of PPE	1,331,105	473,413	460,879
Principal payment of financial lease (1)	149,238	156,861	101,645
Capitalization of finance costs	446,195	-	-

(1) Cancelled through compensation with trade receivables with the creditor. See Note 13.

Note 13 to these consolidated financial statements includes a reconciliation between the initial and final balance of the financial liabilities arising from financing activities.

For additional information regarding dividend distribution made in treasury shares for an amount of Ps. 3,228,002, see Note 19.c. to these consolidated financial statements.